Leases - Schedule of Finance and Operating Leases (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Liabilities
Finance lease liabilities – current	$ 46,219			$ 45,032		$ 62,778		$ 36,339	$ 32,961
Finance lease liabilities – non-current	57,066			80,476		73,173		44,867	58,905
Total	103,285			125,508		135,951		81,206	91,866
Less: Accumulated amortization	(157,299)			(135,482)		(186,084)		(123,673)	(99,168)
Right-of-use assets (finance lease), net	97,208			119,025		118,080		$ 76,427	$ 87,121
Finance lease expenses
Amortization	21,817	$ 17,153	$ 25,444	52,031	$ 38,084	62,346
Interest of financing lease liabilities	$ 2,862	2,250	4,017	$ 8,267	6,051	$ 8,877
Weighted average remaining lease term (Years), Finance leases	2 years 5 months 23 days			2 years 10 months 28 days		2 years 8 months 12 days		2 years 5 months 23 days	2 years 10 months 28 days
Weighted average discount rate (%), Finance leases	5.18%			5.21%		5.67%		5.18%	5.21%
Liabilities
Operating lease liabilities – current	$ 132,053			$ 170,776		$ 136,566		$ 103,823	$ 125,001
Operating lease liabilities – non-current	38,968			96,921		42,217		30,638	70,942
Total	171,021			267,697		178,783		134,461	195,943
Less: Accumulated amortization	(541,892)			(445,607)		(341,870)		(426,049)	(326,165)
Right-of-use assets (operating lease), net	175,370			271,655		177,094		$ 137,881	$ 198,840
Operating lease expenses
Amortization	96,285	75,702	76,664	173,256	126,816	129,675	$ 117,878
Interest of operating lease liabilities	$ 3,630	$ 2,854	$ 3,252	$ 6,576	$ 4,813	$ 7,157	$ 9,953
Weighted average remaining lease term (Years), Operating leases	1 year 2 months 23 days			1 year 6 months 21 days		1 year 4 months 6 days		1 year 2 months 23 days	1 year 6 months 21 days
Weighted average discount rate (%), Operating leases	3.11%			3.42%		3.75%		3.11%	3.42%
Motor Vehicles Under Hire Purchase [Member]
Liabilities
Right-of-use assets, net	$ 183,073			$ 183,073		$ 230,334		$ 143,937	$ 134,003
Leased Office Equipment [Member]
Liabilities
Right-of-use assets, net	71,434			71,434		73,830		56,163	52,286
Leasehold Buildings [Member]
Liabilities
Right-of-use assets, net	$ 717,262			$ 717,262		$ 518,964		$ 563,930	$ 525,005